EMPLOYEE BENEFITS - Defined benefit pension plan - Actuarial gains and losses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Return of the plan assets	R$ 6,340	R$ (214,503)	R$ 791,672
Acturial remeasurements	(119,823)	117,644	(1,058,898)
Restriction recognized in Other Comprehensive Income (Asset Ceiling)	70,212	(22,456)	4,965
Remeasurements recognized in Other Comprehensive Income	R$ (43,271)	R$ (119,315)	R$ (262,261)